Cover	Sep. 29, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2022
Entity File Number	001-39404
Entity Registrant Name	Greencity Acquisition Corporation
Entity Central Index Key	0001768910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	505 Eshan Road, Floor 6
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
City Area Code	86
Local Phone Number	21-20257919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share. par value U.S. $0.0001 and one redeemable warrant to purchase one-half ordinary share
Trading Symbol	GRCYU
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value U.S. $0.0001
Trading Symbol	GRCY
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one half ordinary share
Trading Symbol	GRCYW
Security Exchange Name	NASDAQ